Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Securities – Investment, net of applicable allowance; Loans – Retail	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ (484)	$ (608)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	294	163
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 285	$ 84
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Deposits – Business and government; Deposits – Personal	Deposits – Business and government; Deposits – Personal
Changes in fair values used for calculating hedge ineffectiveness	$ 1,839	$ 1,274
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(1,540)	(372)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (523)	$ 70
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Securities – Investment, net of applicable allowance; Loans – Retail	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ 2	$ (5)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	$ 6	$ (1)
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Deposits - Business and government	Deposits - Business and government
Changes in fair values used for calculating hedge ineffectiveness	$ (164)	$ 125
Cash flow hedge /foreign currency translation reserve, Continuing hedges		9
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	535	(7)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(6,363)	(5,407)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (421)	$ (871)